GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Disclosure of detailed information about expenses [Table Text Block]
	Year Ended December 31,
	2023	2022
Corporate administration	$9,190	$9,001
Salaries and benefits	17,570	16,387
Audit, legal and professional fees	9,090	7,683
Filing and listing fees	610	805
Directors' fees and expenses	743	867
Depreciation	1,506	1,629
	$38,709	$36,372